Partners' Capital (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Partners' Capital [Abstract]
Partners' Capital (Deficit)

13. PARTNERS’ CAPITAL

Management and Control: Our business and affairs are managed by Alta Mesa Holdings GP, LLC, our general partner (“General Partner”). With certain exceptions, the General Partner may not be removed except for the reasons of “cause,” which are defined in our partnership agreement. Our partnership agreement provides for two classes of limited partners. Class A partners include our founder and other parties. Our sole Class B partner is High Mesa. The Class B partner has certain approval rights, generally over capital plans and significant transactions in the areas of finance, acquisition, and divestiture.

In connection with the sale of Series E preferred stock by our Class B partner on February 24, 2017, our General Partner, High Mesa and all of our Class A limited partners entered into a Fifth Amended and Restated Limited Partnership Agreement, and the owners of the General Partner entered into a Fourth Amended and Restated Limited Liability Company Agreement to provide for the Series E preferred stock in the distribution formula and certain other provisions of the amended agreements.

Contribution, Distribution and Income Allocation: All distributions under the partnership agreement shall first be made to holders of Class B units, until certain provisions are met. After such provisions are met, distributions shall then be made to holders of Class A and Class B units pursuant to the distribution formulas set forth in the partnership agreement.

The Class B partner may require the General Partner to make distributions; however, any distribution must be permitted under the terms of our credit facility and our senior notes.

Distribution of net cash flow from a Liquidity Event (as defined below) is distributed to the Class A and Class B partners according to a variable formula as defined in the partnership agreement. A “Liquidity Event” is defined as the first to occur, in one or a series of related transactions, of (i) a disposition of all or substantially of the assets of High Mesa and its subsidiaries to a person that is not an affiliate of High Mesa, (ii) a disposition of all the equity securities of High Mesa, or (iii) the consummation of a public offering of the common equity securities of High Mesa or any of its subsidiaries that hold all of substantially all of High Mesa’s assets on a consolidated basis, and if the public offering is of a subsidiary of High Mesa, the subsequent distribution of the public company equity securities or proceeds obtained in the public offering to the holders of equity securities of High Mesa. The Class B partner can, without consent of any other partners, request that the General Partner take action to cause us, or our assets, to be sold to one or more third parties.

On December 31, 2016, High Mesa purchased from BCE and contributed interest in 24 producing wells drilled under the joint development agreement to us. High Mesa’s equity contribution was recorded at the fair value of the wells contributed of approximately $65.7 million and included contributed cash of $11.3 million, of which $7.9 million was collected during the first quarter of 2017. There were no contributions during the first half of 2016.

NOTE 16 — PARTNERS’ CAPITAL (DEFICIT)

Our partnership agreement provides for two classes of limited partners. Class A partners include our founder and other parties. Our sole Class B partner is High Mesa.

On March 25, 2014, High Mesa completed a $350 million recapitalization with an investment from Highbridge Principal Strategies LLC (“Highbridge”). Proceeds from the investment were used in part to purchase the investment of Denham Capital Management LP in High Mesa. Our board of directors includes one member nominated by Highbridge, five members nominated by the Class A partners and two members nominated by Bayou City.

Management and Control: Our business and affairs are managed by Alta Mesa Holdings GP, LLC, our general partner (“General Partner”). With certain exceptions, the General Partner may not be removed except for reasons of “cause,” which are defined in the partnership agreement. The Class B partner has certain approval rights, generally over capital plans and significant transactions in the areas of finance, acquisition, and divestiture.

On August 31, 2016, our Class B partner completed the sale of preferred stock to BCE-MESA Holdings LLC (“BCE-MESA”), a fund managed by Bayou City. In connection with the sale of preferred stock, our General Partner, Class B partner, and all of our Class A partners entered into a Fourth Amended and Restated Limited Partnership Agreement (the “Amended Partnership Agreement”). The Amended Partnership Agreement provides, among other things, for certain drag-along rights, including the mandatory contribution to the Class B partner by the Class A partners of their remaining Class A units upon an initial public offering.

In addition, on August 31, 2016, the owners of our General Partner entered into a Third Amended and Restated Limited Liability Company Agreement, which was amended to provide that the number of members of the board of managers of our General Partner be increased to match the number of members of the board of directors of our Class B partner. William W. McMullen, the founder and managing partner of Bayou City, was appointed to the board of managers of our General Partner.

On September 30, 2016, our Class B partner completed an additional sale of preferred stock to Bayou City. In connection with this investment, Mark Stoner, as a nominee of Bayou City, was appointed to the board of managers of our General Partner.

Contribution, Distribution, and Income Allocation: All distributions under the Amended Partnership Agreement shall first be made to holders of Class B units, until certain provisions are met. After such provisions are met, distributions shall then be made to holders of Class A and Class B units pursuant to the distribution formulas set forth in the Amended Partnership Agreement.

The Class B partner may require the General Partner to make distributions; however, any distribution must be permitted under the terms of our credit facility and our senior notes.

Distribution of net cash flow from a Liquidity Event (as defined below) is distributed to the Class A and Class B partners according to a variable formula as defined in the Amended Partnership Agreement. A “Liquidity Event” is defined as the first to occur, in one or a series of related transactions, of (i) a disposition of all or substantially of the assets of High Mesa and its subsidiaries to a person that is not an affiliate of High Mesa, (ii) a disposition of all the equity securities of High Mesa, or (iii) the consummation of a public offering of the common equity securities of High Mesa or any of its subsidiaries that hold all of substantially all of High Mesa’s assets on a consolidated basis, and if the public offering is of a subsidiary of High Mesa, the subsequent distribution of the public company equity securities or proceeds obtained in the public offering to the holders of equity securities of High Mesa. The Class B partner can, without consent of any other partners, request that the General Partner take action to cause us, or our assets, to be sold to one or more third parties.

In connection with the final sale of preferred stock to Bayou City, our Class B partner contributed $300 million from the Bayou City investment to us. We used a portion of the contribution to repay all amounts outstanding under the term loan facility of $127.7 million, which includes accrued interest and a $2.5 million prepayment premium for repaying all amounts owed under the term loan facility prior to maturity date. The remaining funds are available to be used for general corporate purposes.

As described in Notes 4 and 9, High Mesa purchased from BCE and contributed interests in 24 producing wells drilled under the joint development agreement to us on December 31, 2016. High Mesa’s equity contribution was recorded at the contribution date fair value of the wells contributed of approximately $65.7 million and included contributed cash of $11.3 million, of which $7.9 million was collected subsequent to year end.

During 2015, our partnership agreement was amended and restated, pursuant to which our Class B partner contributed $20 million to us, which we used to pay down amounts owed under the credit facility.

We made no distributions for the year ended December 31, 2016. For the year ended December 31, 2015, we made distributions of approximately $3.8 million to our Class B partner. For the year ended December 31, 2014, we made distributions of approximately $0.5 million to our founder as discussed in Note 9 and the partners’ share of taxes related to the sale of AME as discussed in Note 4.